Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
Tabular disclosure for the PEO (CEO) and the average NEO (excluding the PEO) for reporting years 2023, 2024, and 2025 is shown in the table below:

Year (1) (a)	Summary Compensation Table Total for PEO (Mitchell) (2) (b)	Compensation Actually Paid to PEO (Mitchell) (3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (4) (d)	Average Compensation Actually Paid to Non-PEO NEOs (5) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP) (8) (h)	Adjusted EPS (9) (i)
					Post- Separation Crane Co. Total Stockholder Return (6) (f)	Peer Group Total Stockholder Return (7) (g)

2025	$10,518,852	$14,623,697	$2,512,307	$3,194,189	$237.42	$177.30	$331.7	$6.12

2024	$ 9,600,139	$17,309,821	$2,346,092	$3,583,444	$194.33	$148.45	$268.2	$5.32

2023	$10,065,027	$33,526,560	$2,478,236	$5,802,807	$150.46	$129.94	$203.8	$4.16

(1)	The Pay Versus Performance table reflects required disclosures for fiscal years 2023, 2024, and 2025.

(2)	For fiscal years 2023, 2024, and 2025, Mr. Mitchell was the Principal Executive Officer for the Company.

(3)
Compensation Actually Paid (CAP) is calculated from the PEO’s SCT compensation total, less the amounts reported in the SCT equity awards (i.e., RSUs, PRSUs, and stock options), less the change in pension value; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end;
adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. As described above, equity awards granted to the NEOs prior to the separation were adjusted upon the separation into awards denominated in both Crane Company and Crane NXT stock. The CAP calculations include both the Crane Company component and Crane NXT component of awards that vested during, and/or remained outstanding at the end, of the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation	Stock Awards	Options Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP

2025	$1,244,231	$1,840,200	$334,881	$5,480,738	$1,562,506	$ 56,296	$10,518,852	($7,099,540)	$11,204,385	$14,623,697

2024	$1,200,000	$1,732,320	$356,992	$4,900,834	$1,409,993	$ 0	$ 9,600,139	($6,310,827)	$14,020,509	$17,309,821

2023	$1,200,000	$2,610,720	$256,079	$4,557,813	$1,340,013	$100,402	$10,065,027	($5,998,228)	$29,459,761	$33,526,560

i.	Represents the grant date fair value of equity-based awards granted during the year and change in pension value.

ii.
Additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP. The equity awards were revalued using the Monte Carlo values for the PRSUs (which vest based on relative TSR) and the Black-Scholes values for the options. Because the Company includes the amount of cash dividends paid with respect to unvested TRSUs as compensation in the All Other Compensation column of the SCT, no adjustments were made for purposes of calculating CAP. Dividends or dividend equivalents do not accrue on stock options or PRSUs. There were no service cost additions to be made with respect to pension values because the Crane Company’s pension plan was previously frozen.

Equity Reconciliation Detail for PEO

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)	Total Equity Value Included in CAP

2025	$ 7,495,925	$ 3,285,589	$ 422,871	$11,204,385

2024	$ 8,685,169	$ 3,927,467	$1,407,872	$14,020,509

2023	$10,515,835	$12,007,601	$6,936,325	$29,459,761
i.
PRSUs vest on the last day of the applicable performance period, which is also the last day of the applicable fiscal year, but are not delivered until early in the next fiscal year. For purposes of the CAP calculations, however, PRSUs are included as awards that vested in the year and are reflected based on the certified performance results and the stock price on the last day of the performance period.

(4)	Includes the average SCT totals of the following Non-PEO Named Executive Officers (NEOs) for the covered fiscal years: Mr. Maue, Mr. D’Iorio, Mr. Alcala, and Ms. Polmanteer.

(5)
Average CAP is calculated by averaging the following for the non-PEO
NEOs; SCT total, less the amounts reported in the SCT equity awards (i.e., RSUs, PRSUs, and stock options), less the change in pension value; adding the fair value as of the end of the fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end;
adding the amount equal to the change in fair value as of the end of the fiscal year, whether positive or negative, of any awards granted in the prior fiscal year that are outstanding and unvested as of the end of the fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the fiscal year. As described above, equity awards granted to the NEOs prior to the separation were adjusted upon the separation into awards denominated in Crane Company and Crane NXT stock. The CAP calculations include both the Crane Company component and Crane NXT component of awards that vested and/or remained outstanding at the end of the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	Stock Awards	Options Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP

2025	$661,563	$618,053	$69,910	$897,785	$259,376	$5,620	$2,512,307	($1,162,780)	$1,844,662	$3,194,189

2024	$625,634	$589,810	$77,944	$815,207	$237,497	$ 0	$2,346,092	($1,052,704)	$2,290,056	$3,583,444

2023	$594,250	$839,775	$69,186	$746,608	$221,874	$6,542	$2,478,236	($ 975,024)	$4,299,596	$5,802,807

i.	Represents the average of the NEOs’ grant date fair value of equity-based awards granted during the year and average change in pension value.

ii.
Additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP. The equity awards were revalued using the Monte Carlo values for the PRSUs (which vest based on relative TSR) and the Black-Scholes values for the options. Because the Company includes the amount of cash dividends paid with respect to unvested TRSUs as compensation in the All Other Compensation column of the SCT, no adjustments were made for purposes of calculating CAP. Dividends or dividend equivalents do not accrue on stock options or PRSUs. There were no service cost additions to be made with respect to pension values because the historic Crane Holdings, Co.’s pension plan was previously frozen.

Equity Reconciliation Detail for
Non-PEO
NEOs

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)	Total Equity Value Included in CAP

2025	$1,231,816	$ 544,433	$ 68,413	$1,844,662

2024	$1,439,114	$ 629,317	$221,625	$2,290,056

2023	$1,714,276	$1,768,298	$817,022	$4,299,596

i.
PRSUs vest on the last day of the applicable performance period, which is also the last day of the applicable fiscal year, but are not delivered until early in the next fiscal year. For purposes of the CAP calculations, however, PRSUs are included as awards that vested in the year and are reflected based on the certified performance results and the stock price on the last day of the performance period.

(6)
The amount represents the value of an initial fixed $100 investment in Company stock on April 4, 2023 (our first trading day as an independently publicly-traded company), assuming reinvestment of all dividends.

(7)
Peer group companies include those comprising the S&P 400 MidCap Capital Goods Index, which Crane also uses in its stock performance graph disclosure in the Form
10-K.
The amount represents the value of an initial fixed $100 investment in the index on April 4, 2023 (our first trading day as an independently publicly-traded company), assuming reinvestment of all dividends.

(8)	Represents the Company’s Net Earnings (Loss) Attributable to Crane (in millions) for the covered fiscal year.

(9)	Adjusted EPS is calculated as Earnings from continuing operations per diluted share excluding special items, as used for determining annual incentive compensation awards.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Includes the average SCT totals of the following Non-PEO Named Executive Officers (NEOs) for the covered fiscal years: Mr. Maue, Mr. D’Iorio, Mr. Alcala, and Ms. Polmanteer.
Peer Group Issuers, Footnote	Peer group companies include those comprising the S&P 400 MidCap Capital Goods Index, which Crane also uses in its stock performance graph disclosure in the Form
10-K.
	The amount represents the value of an initial fixed $100 investment in the index on April 4, 2023 (our first trading day as an independently publicly-traded company), assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 10,518,852	$ 9,600,139	$ 10,065,027
PEO Actually Paid Compensation Amount	$ 14,623,697	17,309,821	33,526,560
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (CAP) is calculated from the PEO’s SCT compensation total, less the amounts reported in the SCT equity awards (i.e., RSUs, PRSUs, and stock options), less the change in pension value; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end;
adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. As described above, equity awards granted to the NEOs prior to the separation were adjusted upon the separation into awards denominated in both Crane Company and Crane NXT stock. The CAP calculations include both the Crane Company component and Crane NXT component of awards that vested during, and/or remained outstanding at the end, of the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	Salary	Bonus and Non-Equity Incentive Compensation	All Other Compensation	Stock Awards	Options Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP

2025	$1,244,231	$1,840,200	$334,881	$5,480,738	$1,562,506	$ 56,296	$10,518,852	($7,099,540)	$11,204,385	$14,623,697

2024	$1,200,000	$1,732,320	$356,992	$4,900,834	$1,409,993	$ 0	$ 9,600,139	($6,310,827)	$14,020,509	$17,309,821

2023	$1,200,000	$2,610,720	$256,079	$4,557,813	$1,340,013	$100,402	$10,065,027	($5,998,228)	$29,459,761	$33,526,560

i.	Represents the grant date fair value of equity-based awards granted during the year and change in pension value.

ii.
Additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP. The equity awards were revalued using the Monte Carlo values for the PRSUs (which vest based on relative TSR) and the Black-Scholes values for the options. Because the Company includes the amount of cash dividends paid with respect to unvested TRSUs as compensation in the All Other Compensation column of the SCT, no adjustments were made for purposes of calculating CAP. Dividends or dividend equivalents do not accrue on stock options or PRSUs. There were no service cost additions to be made with respect to pension values because the Crane Company’s pension plan was previously frozen.

Equity Reconciliation Detail for PEO

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)	Total Equity Value Included in CAP

2025	$ 7,495,925	$ 3,285,589	$ 422,871	$11,204,385

2024	$ 8,685,169	$ 3,927,467	$1,407,872	$14,020,509

2023	$10,515,835	$12,007,601	$6,936,325	$29,459,761

Non-PEO NEO Average Total Compensation Amount	$ 2,512,307	2,346,092	2,478,236
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,194,189	3,583,444	5,802,807
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Average CAP is calculated by averaging the following for the non-PEO
NEOs; SCT total, less the amounts reported in the SCT equity awards (i.e., RSUs, PRSUs, and stock options), less the change in pension value; adding the fair value as of the end of the fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end;
adding the amount equal to the change in fair value as of the end of the fiscal year, whether positive or negative, of any awards granted in the prior fiscal year that are outstanding and unvested as of the end of the fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the fiscal year. As described above, equity awards granted to the NEOs prior to the separation were adjusted upon the separation into awards denominated in Crane Company and Crane NXT stock. The CAP calculations include both the Crane Company component and Crane NXT component of awards that vested and/or remained outstanding at the end of the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	Stock Awards	Options Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP

2025	$661,563	$618,053	$69,910	$897,785	$259,376	$5,620	$2,512,307	($1,162,780)	$1,844,662	$3,194,189

2024	$625,634	$589,810	$77,944	$815,207	$237,497	$ 0	$2,346,092	($1,052,704)	$2,290,056	$3,583,444

2023	$594,250	$839,775	$69,186	$746,608	$221,874	$6,542	$2,478,236	($ 975,024)	$4,299,596	$5,802,807

i.	Represents the average of the NEOs’ grant date fair value of equity-based awards granted during the year and average change in pension value.
ii.
Additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP. The equity awards were revalued using the Monte Carlo values for the PRSUs (which vest based on relative TSR) and the Black-Scholes values for the options. Because the Company includes the amount of cash dividends paid with respect to unvested TRSUs as compensation in the All Other Compensation column of the SCT, no adjustments were made for purposes of calculating CAP. Dividends or dividend equivalents do not accrue on stock options or PRSUs. There were no service cost additions to be made with respect to pension values because the historic Crane Holdings, Co.’s pension plan was previously frozen.

Equity Reconciliation Detail for
Non-PEO
NEOs

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (i)	Total Equity Value Included in CAP

2025	$1,231,816	$ 544,433	$ 68,413	$1,844,662

2024	$1,439,114	$ 629,317	$221,625	$2,290,056

2023	$1,714,276	$1,768,298	$817,022	$4,299,596

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
The chart below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP, the Company’s TSR, Crane NXT’s TSR, and the TSR Peer Group in the above table for 2023, 2024, and 2025 – the S&P 400 MidCap Capital Goods Index, which is also used to determine relative TSR performance for PRSU payouts. As noted above under “Pay versus Performance Calculations and Impact of the Separation” and as illustrated in the graphics above, the equity awards held by the Company’s NEOs following the separation, as reflected in CAP values, are tied to the value of both Crane Company and Crane NXT stock prices and performance, as applicable.

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income
The chart below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP (per the SEC’s definition), and the Company’s GAAP Net Income in 2023, 2024, and 2025.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and the Company-Selected Measure (Adjusted EPS)
The chart below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP and the Company’s Adjusted EPS for 2023, 2024, and 2025. This metric is used to determine 60% of the earnout of annual incentive program for the PEO and 75% for the other corporate NEOs and is strongly correlated to the Company’s absolute and relative stock price performance, which meaningfully impacts CAP. We consider Adjusted EPS to be among the most important financial measures used to link pay with performance in 2025 because it determines a significant portion of NEOs’ variable, and thus total, compensation each year.

Total Shareholder Return Vs Peer Group
Relationship between CAP and TSR
The chart below reflects the relationship between the PEO and Average
Non-PEO
NEO CAP, the Company’s TSR, Crane NXT’s TSR, and the TSR Peer Group in the above table for 2023, 2024, and 2025 – the S&P 400 MidCap Capital Goods Index, which is also used to determine relative TSR performance for PRSU payouts. As noted above under “Pay versus Performance Calculations and Impact of the Separation” and as illustrated in the graphics above, the equity awards held by the Company’s NEOs following the separation, as reflected in CAP values, are tied to the value of both Crane Company and Crane NXT stock prices and performance, as applicable.

Tabular List, Table
The table below shows, in compliance with PVP regulations, the most important metrics used to link CAP to Company performance. These measures, along with others, significantly impact annual compensation decisions and outcomes for the executive team.

Performance Metric	Impact on CAP
Adjusted EPS
Earnings from continuing operations per diluted share excluding special items	Determines 60% of the annual incentive payout for the Principal Executive Officer (“PEO”) and 75% for other NEOs

Adjusted Free Cash Flow
Cash provided by operating activities, less capital spending, adjusted for special items	Determines 20% of annual incentive payout for the PEO and 25% for other NEOs

Relative Total Stockholder Return
Stock price performance versus a comparator group (S&P 400 MidCap Capital Goods Index)	Determines 100% of the PRSU payout, which represents 55% of the annual LTI grant value for the PEO and 50% for other NEOs

Total Shareholder Return Amount	$ 237.42	194.33	150.46
Peer Group Total Shareholder Return Amount	177.3	148.45	129.94
Net Income (Loss)	$ 331,700,000	$ 268,200,000	$ 203,800,000
Company Selected Measure Amount	6.12	5.32	4.16
PEO Name	Mr. Mitchell
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
PEO
Pay vs Performance Disclosure
Salary	$ 1,244,231	$ 1,200,000	$ 1,200,000
Bonus	1,840,200	1,732,320	2,610,720
All Other Compensation	334,881	356,992	256,079
Stock Awards	5,480,738	4,900,834	4,557,813
Option Awards	1,562,506	1,409,993	1,340,013
Nonqualified Deferred Compensation Earnings	56,296	0	100,402
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,204,385	14,020,509	29,459,761
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,495,925	8,685,169	10,515,835
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,285,589	3,927,467	12,007,601
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	422,871	1,407,872	6,936,325
PEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,099,540)	(6,310,827)	(5,998,228)
Non-PEO NEO
Pay vs Performance Disclosure
Salary	661,563	625,634	594,250
Bonus	618,053	589,810	839,775
All Other Compensation	69,910	77,944	69,186
Stock Awards	897,785	815,207	746,608
Option Awards	259,376	237,497	221,874
Nonqualified Deferred Compensation Earnings	5,620	0	6,542
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,844,662	2,290,056	4,299,596
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,231,816	1,439,114	1,714,276
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	544,433	629,317	1,768,298
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,413	221,625	817,022
Non-PEO NEO | Deductions from SCT Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,162,780)	$ (1,052,704)	$ (975,024)